AVAILABLE FOR SALE SECURITIES AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2013
Available-For-Sale Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 2 - AVAILABLE FOR SALE SECURITIES AND MARKETABLE SECURITIES

		December 31
	Maturity year	2013	2012
		U.S. dollars in thousands

Short-term: (a)
Municipal bond		$2,757	$-
Corporate bond		79	-
		$2,836	$-

Long-term - security bond (b)	Perpetual	$517	$504

a.
The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company’s investment policy requires investments to be investment grade, rated single-A or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio based on quoted prices in active markets.

b.
As of December 31, 2013 the company held a long term security bond which is classified as available for sale security and is presented in its fair value. The fair value of the available for sale securities based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC820).